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                                                            HARTFORD LIFE


                                                            THOMAS S. CLARK
                                                            Attorney


May 5, 1999


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
ATTN: Filing Room

Re:  Royal Life Insurance Company of America
     Separate Account One ("Registrant")
     File No. 333-65187

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1. The form of the Prospectus and Statement of Additional Information that would have been filed under paragraph (c) under this section would not have differed from that contained in the Registrant's most recent post-effective amendment; and
2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on April 14, 1999.

If you have any additional questions, please feel free to contact me at
(860) 843-6320.

Sincerely yours,

/s/ Thomas S. Clark

Thomas S. Clark
Attorney

Enclosure